UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund –
.
PASHX Short-Term Bond Fund–
.
Advisor  Class
TBSIX Short-Term Bond Fund–
.
I  Class
TRZOX Short-Term Bond Fund–
.
Z Class

T. ROWE PRICE Short-Term Bond Fund
HIGHLIGHTS
The Short-Term Bond Fund modestly lagged its benchmark and underperformed its Lipper peer group average over the 12-month period ended May 31, 2023.
Yields on investment-grade corporate bonds and securitized credits followed
Treasury yields higher over the reporting period, which hurt total returns across most sectors of the U.S. investment-grade fixed income market.
The portfolio’s risk levels decreased modestly, although we added corporate bonds in issuers where we have high conviction at points when valuations screened attractive.
Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Short-Term Bond Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Short-Term Bond Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Short-Term Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Short-Term Bond Fund returned 0.11% in the 12-month period ended
May 31, 2023. The fund underperformed its benchmark, the Bloomberg 1–3
Year U.S. Government/Credit Bond Index, and its Lipper peer group average.
(Returns for the Advisor, I, and Z Class shares will vary, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Shifts in market expectations
for monetary policy
contributed to notable
volatility in Treasury yields
over the reporting period.
The two-year Treasury
note yield began the period
at 2.53%, reached an
intraperiod high of over
5% in March 2023, and
moderated to end the period
at 4.40%. Treasury yields
ultimately rose broadly across
the yield curve—with yields
on Treasury bills and shorter-
maturity Treasury notes increasing most prominently—as the Federal Reserve continued to tighten monetary policy.
Yields on investment-grade corporate bonds and securitized credits followed
Treasury yields higher over the reporting period, which hurt total returns across most sectors of the U.S. investment-grade fixed income market.
Along with rising yields, varied macroeconomic sentiment also impacted spread sectors over the one-year period. Most notably, the collapse of two
U.S. regional banks in March 2023 sent credit spreads on one- to three-year corporate bonds significantly wider. Credit spreads retraced much of this widening by period-end, and this move tighter from intraperiod wide levels
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Short-Term Bond Fund –
.
2.14% 0.11%
Short-Term Bond Fund–
.
Advisor  Class 2.02 -0.11
Short-Term Bond Fund–
.
I  Class 2.20 0.47
Short-Term Bond Fund–
.
Z  Class 2.37 0.58
Bloomberg 1–3 Year
U.S. Government/Credit
Bond Index 1.74 0.22
Lipper Short Investment
Grade Debt Funds Average 2.25 0.85

T. ROWE PRICE Short-Term Bond Fund

helped corporate bonds post positive excess returns. Results across securitized sectors were mixed. Asset-backed securities (ABS) generated positive total returns, while returns were negative for commercial mortgage-backed securities
(CMBS) and residential mortgage-backed securities (RMBS). (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S. Treasuries with similar maturities.)
Interest rate management weighed on relative results. The portfolio’s modestly longer-than-benchmark average duration profile detracted amid a broad-
based increase in Treasury yields. Conversely, positioning across key rates was beneficial in aggregate. Modest underweights in the front end and slight overweights to longer maturities helped relative performance as the yield curve flattened—and, in certain portions, inverted—during the reporting period.
Sector allocations contributed to the fund’s relative performance in aggregate.
An overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasuries helped relative performance as generally supportive corporate earnings and hopes for a dovish pivot from the Fed led to bouts of improved risk sentiment. An out-of-benchmark allocation to
ABS was also constructive as attractive relative valuations at the start of 2023, healthy liquidity, and low levels of issuance all contributed to the sector’s outperformance. Conversely, out-of-benchmark allocations to CMBS and
RMBS negated some relative gains. CMBS were dragged down by concerns about the health of the commercial real estate market, and the interest rate-sensitive RMBS sector traded lower amid rising rates and periods of thin liquidity.
Security selection within investment-grade corporate bonds aided relative performance as positioning in the banking sector provided support. Alongside late-period turmoil in the sector, an underweight to regional banks, with no exposure to Silicon Valley Bank or Signature Bank, as well as our overweight exposure to larger diversified U.S. banks were beneficial. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In addition, while we are primarily a cash bond manager, we employ the limited use of derivatives in our strategy for hedging and yield curve positioning purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

T. ROWE PRICE Short-Term Bond Fund

How is the fund positioned?
Relative to the benchmark,
we continue to notably
underweight Treasuries
while aiming to add yield
by overweighting corporates
in addition to taking out-
of-benchmark positions in
higher-yielding securitized
debt. Within short-term bond
portfolios, we believe yield
plays a greater role than price
appreciation in generating
excess returns and limiting
volatility. Because corporate
bonds and securitized issues
typically have greater yields
than Treasuries, we believe
that we can selectively
overweight these sectors to
achieve a yield advantage.
Corporate debt represented
just under 50% of net assets
at the end of the period.
BBB rated bonds, which our
research analysts believe
are often mispriced and
offer attractive relative
value, remained significant
holdings. The portfolio’s risk
levels decreased modestly
over the reporting period
alongside small decreases in
our allocations to securitized
sectors. During this period,
we increased our allocation
to U.S. Treasuries slightly, and
we utilized some of our built-up liquidity to opportunistically add corporate bonds in issuers where we have high conviction at points when valuations screened attractive.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.20% of the
portfolio at the end of the reporting period.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Short-Term Bond Fund

T. ROWE PRICE Short-Term Bond Fund

We continued to hold out-of-benchmark positions in ABS, CMBS, and RMBS to provide diversified sources of what we believe to be high-quality yield.
However, we reduced our allocation to RMBS over the reporting period as rising interest rates, rate volatility, and challenged liquidity weighed on our near-term outlook for the sector. In the second half of the period, we began to allow our CMBS allocation to come down organically as securities matured.
Near period-end, we increased our allocation to RMBS off its intraperiod low amid more attractive valuations and healthier levels of liquidity within the sector.
What is portfolio management’s outlook?
Although economic data surprised to the upside in May, we believe that the economy is continuing to cool as the lagged effects of monetary tightening take full effect. Meanwhile, although the Fed may not be finished tightening, it appears to be near the end of its hiking cycle, and these conditions have historically pointed to declining yields.
In our view, the traditional negative correlation between rates and credit is reasserting itself as the terminal rate for this cycle is coming into view. Going forward, we expect this relationship to largely continue, particularly at current market pricing that has more fully valued the terminal rate and discounted the probability of rate cuts until 2024. With this relationship in mind and as we enter the later stages of this tightening cycle, we want the portfolio’s duration to hedge against any unforeseen long and variable lag on the macroeconomic environment—and any resultant impacts on risk assets—that may arise from the Fed tightening monetary policy.
We plan to maintain above-average liquidity for use as dry powder should opportunities emerge amid the potential liquidity drain resulting from the
Treasury General Account rebuild and/or a recession later in the year. In this environment of heightened volatility, active management can play an even more instrumental role in achieving investor objectives.
Our continued goal is to provide high-quality, consistent yield and income appropriate for a short-term bond strategy with modest credit and duration risk. Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Short-Term Bond Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1-3 Year U.S. Government/Credit Bond
Index are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index
(collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED

T. ROWE PRICE Short-Term Bond Fund

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”)  do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Short-Term Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SHORT-TERM BOND FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Short-Term Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Short-Term Bond Fund –
.
0.11% 1.33% 1.12% – –
Short-Term Bond Fund–
.
Advisor  Class -0.11 1.08 0.84 – –
Short-Term Bond Fund–
.
I  Class 0.47 1.48 – 1.45% 12/17/15
Short-Term Bond Fund–
.
Z  Class 0.58 – – -1.05 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Short-Term Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Short-Term Bond Fund 0.43%
Short-Term Bond Fund–Advisor Class 0.73
Short-Term Bond Fund–I Class 0.33
Short-Term Bond Fund–Z Class 0.31
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Short-Term Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SHORT-TERM BOND FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,021.40 $2.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.69   2.27
Advisor Class
Actual   1,000.00   1,020.20   3.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.54   3.43
I Class
Actual   1,000.00   1,022.00   1.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.29   1.66
Z Class
Actual   1,000.00   1,023.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.45%,
the
2
Advisor Class was 0.69%, the
3
I Class was 0.33%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Short-Term Bond Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Short-Term Bond Fund –
.
-0.55% 1.39% 1.10% – –
Short-Term Bond Fund–
.
Advisor  Class -0.78  1.10  0.81  – –
Short-Term Bond Fund–
.
I  Class -0.41  1.50  – 1.44% 12/17/15
Short-Term Bond Fund–
.
Z  Class -0.30  – – -1.29  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
I , and
4
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.61 $ 4.84 $ 4.76 $ 4.71 $ 4.66
Investment activities
Net investment income
(1)(2)
0.11 0.06 0.08 0.11 0.11
Net realized and unrealized gain/
loss (0.11) (0.23) 0.08 0.05 0.06
Total from investment activities — (0.17) 0.16 0.16 0.17
Distributions
Net investment income (0.11) (0.06) (0.06) (0.11) (0.12)
Tax return of capital — — (0.02) — —
Total distributions (0.11) (0.06) (0.08) (0.11) (0.12)
NET ASSET VALUE
End of period $ 4.50 $ 4.61 $ 4.84 $ 4.76 $ 4.71
Ratios/Supplemental Data
Total return
(2)(3)
0.11% (3.61)% 3.28% 3.45% 3.63%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.46% 0.44% 0.44% 0.44% 0.44%
Net expenses after waivers/
payments by Price Associates 0.46% 0.44% 0.44% 0.44% 0.44%
Net investment income 2.51% 1.16% 1.56% 2.35% 2.42%
Portfolio turnover rate 50.6% 70.1% 49.4% 70.2% 52.7%
Net assets, end of period (in
millions) $1,524 $1,856 $3,588 $4,298 $4,551
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.62 $ 4.85 $ 4.77 $ 4.71 $ 4.66
Investment activities
Net investment income
(1)(2)
0.10 0.04 0.06 0.10 0.10
Net realized and unrealized gain/
loss (0.11) (0.23) 0.08 0.06 0.05
Total from investment activities (0.01)
(3)
(0.19) 0.14 0.16 0.15
Distributions
Net investment income (0.10) (0.04) (0.04) (0.10) (0.10)
Tax return of capital — — (0.02) — —
Total distributions (0.10) (0.04) (0.06) (0.10) (0.10)
NET ASSET VALUE
End of period $ 4.51 $ 4.62 $ 4.85 $ 4.77 $ 4.71

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
(0.11)% (3.89)% 2.95% 3.38% 3.29%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.70% 0.74% 0.76% 0.73% 0.77%
Net expenses after waivers/
payments by Price Associates 0.70% 0.74% 0.76% 0.73% 0.77%
Net investment income 2.26% 0.87% 1.24% 2.06% 2.09%
Portfolio turnover rate 50.6% 70.1% 49.4% 70.2% 52.7%
Net assets, end of period (in
thousands) $8,050 $9,706 $22,646 $27,362 $25,476
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.61 $ 4.84 $ 4.77 $ 4.72 $ 4.66
Investment activities
Net investment income
(1)(2)
0.12 0.06 0.08 0.12 0.12
Net realized and unrealized gain/
loss (0.10) (0.23) 0.07 0.05 0.06
Total from investment activities 0.02 (0.17) 0.15 0.17 0.18
Distributions
Net investment income (0.12) (0.06) (0.06) (0.12) (0.12)
Tax return of capital — — (0.02) — —
Total distributions (0.12) (0.06) (0.08) (0.12) (0.12)
NET ASSET VALUE
End of period $ 4.51 $ 4.61 $ 4.84 $ 4.77 $ 4.72
Ratios/Supplemental Data
Total return
(2)(3)
0.47% (3.51)% 3.15% 3.55% 3.95%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.33% 0.34% 0.36% 0.35% 0.35%
Net expenses after waivers/
payments by Price Associates 0.33% 0.34% 0.36% 0.35% 0.35%
Net investment income 2.66% 1.31% 1.56% 2.43% 2.52%
Portfolio turnover rate 50.6% 70.1% 49.4% 70.2% 52.7%
Net assets, end of period (in
millions) $2,971 $3,183 $2,228 $933 $820
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4 .61 $ 4 .84 $ 4 .85
Investment activities
Net investment income
(2)(3)
0 .13 0 .08 0 .02
Net realized and unrealized gain/loss ( 0 .11 ) ( 0 .23 ) ( 0 .01 )
(4)
Total from investment activities 0 .02 ( 0 .15 ) 0 .01
Distributions
Net investment income ( 0 .13 ) ( 0 .08 ) —
(5)
Tax return of capital — — ( 0 .02 )
Total distributions ( 0 .13 ) ( 0 .08 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 4 .50 $ 4 .61 $ 4 .84

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
0 .58% ( 3 .18 ) % 0 .26%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .31% 0 .32% 0 .34%
(7)
Net expenses after waivers/payments by Price Associates 0 .00% 0 .00% 0 .00%
(7)
Net investment income 2 .95% 1 .62% 1 .69%
(7)
Portfolio turnover rate 50 .6% 70 .1% 49 .4%
Net assets, end of period (in thousands) $150,111 $201,043 $244,089
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Short-Term Bond Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.3%
Car Loan 6.1%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  5,255 5,148
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 13,559
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  1,766 1,747
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 5,916
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,598
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 7,924
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24  (1) 6,063 6,043
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25  (1) 3,155 3,112
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25  (1) 7,360 7,144
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 4,265 4,125
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26  (1) 3,950 3,691
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,878
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 3,995
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,220
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 1,560 1,510

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,104
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  5,405 5,092
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, 3/15/29  6,540 6,120
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 11,695 11,693
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  3,587 3,501
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  4,295 3,950
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  6,660 6,440
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,041
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,508
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  310 310
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 489
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 12,745
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30  (1) 5,000 4,918
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 4,600 4,183
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,219
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,640

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,750
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28  (1) 2,985 2,960
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28  (1) 3,590 3,561
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 9,974
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,395
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25  (1) 2,235 2,211
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  483 479
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 819 789
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32  (1) 2,744 2,721
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32  (1) 2,515 2,498
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32  (1) 1,893 1,889
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32  (1) 2,372 2,365
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29  (1) 3,105 2,961
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  1,292 1,285
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 8,774
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  11,575 11,076

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25  (1) 4,050 3,916
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26  (1) 15,370 14,764
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25  (1) 6,710 6,384
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26  (1) 5,315 5,051
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,286
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,272
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 3,924
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,085 3,992
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,428
283,268
Other Asset-Backed Securities 5.4%
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41  (1) 1,946 1,863
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 1,100 1,040
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%, 7/15/33  (1) 10,480 10,319
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 6.31%, 7/15/33  (1) 15,375 15,144
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%, 7/17/34  (1) 9,145 8,885
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 486 472

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34  (1) 2,319 2,162
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37  (1) 6,379 5,825
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37  (1) 6,850 6,205
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 2,516 2,476
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 143 140
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33  (1) 646 606
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33  (1) 1,331 1,242
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39  (1) 914 858
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28  (1) 4,315 4,286
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 6.06%, 1/16/28  (1) 2,409 2,397
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 6.46%, 1/15/32  (1) 8,250 8,153
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24  (1) 15 15
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 6.262%, 7/27/31  (1) 10,652 10,535
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 6.842%, 7/27/31  (1) 6,810 6,647
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.276%, 10/15/32  (1) 13,845 13,582
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 6.24%, 4/20/32  (1) 8,915 8,760

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 6.33%, 7/15/33  (1) 7,285 7,176
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 6.455%, 1/25/32  (1) 7,570 7,487
MVW
Series 2020-1A, Class B
2.73%, 10/20/37  (1) 813 753
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 9,716 9,606
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34  (1) 227 225
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 81 80
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 203 201
Neuberger Berman Loan Advisers
Series 2017-26A, Class AR, CLO, FRN
3M USD LIBOR + 0.92%, 6.182%, 10/18/30  (1) 4,160 4,102
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.662%, 10/18/30  (1) 7,575 7,318
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 6.255%, 1/20/32  (1) 14,325 14,097
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 6.32%, 4/16/33  (1) 4,060 4,001
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 6.303%, 4/22/29  (1) 8,735 8,629
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 6.81%, 7/15/30  (1) 11,235 10,841
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 2,576 2,469
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28  (1) 5,025 4,884
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 673 670

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29  (1) 2,695 2,682
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 6.401%, 11/15/31  (1) 17,285 17,028
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37  (1) 1,873 1,750
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39  (1) 6,845 6,596
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36  (1) 616 593
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36  (1) 2,036 1,960
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36  (1) 2,986 2,822
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37  (1) 1,011 955
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 6.705%, 10/25/29  (1) 11,545 11,204
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 6.14%, 4/15/28  (1) 2,032 2,017
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 6.28%, 1/15/34  (1) 3,605 3,542
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 6.33%, 4/20/33  (1) 4,230 4,145
249,445
Student Loan 1.8%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 4,216 3,898
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43  (1) 2,833 2,730
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68  (1) 4,538 4,262

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 6,477 6,013
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69  (1) 2,295 2,099
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68  (1) 15,791 14,490
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 2,524 2,286
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 2,730 2,442
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 1,640 1,463
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 1,490 1,359
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 5.127%, 3/22/32  2,934 2,830
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 5.878%, 3/26/68  (1) 1,659 1,627
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62  (1) 9,567 8,566
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62  (1) 3,313 2,992
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 6.607%, 4/15/32  (1) 3,353 3,354
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32  (1) 1,868 1,795
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M USD LIBOR + 1.10%, 6.207%, 9/15/34  (1) 2,771 2,760
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 5.827%, 1/15/37  (1) 6,563 6,464
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 1,740 1,556

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 6,552 5,858
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51  (1) 8,589 7,623
86,467
Total Asset-Backed Securities
(Cost $643,139) 619,180
CORPORATE BONDS 49.9%
FINANCIAL INSTITUTIONS 20.4%
Banking 13.5%
American Express, 2.25%, 3/4/25  12,785 12,140
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 13,780
Banco Santander, 3.496%, 3/24/25  8,200 7,879
Banco Santander, VR, 0.701%, 6/30/24  (2) 3,000 2,985
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,971
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  (1) 1,865 1,858
Bank of America, VR, 0.81%, 10/24/24  (2) 6,275 6,152
Bank of America, VR, 0.976%, 4/22/25  (2) 9,040 8,666
Bank of America, VR, 1.734%, 7/22/27  (2) 6,595 5,853
Bank of America, VR, 1.843%, 2/4/25  (2) 6,080 5,908
Bank of America, VR, 3.384%, 4/2/26  (2) 7,560 7,267
Bank of America, VR, 3.841%, 4/25/25  (2) 5,330 5,244
Bank of America, VR, 5.08%, 1/20/27  (2) 3,965 3,933
Bank of Ireland Group, 4.50%, 11/25/23  (1) 21,463 21,187
Bank of Montreal, 3.70%, 6/7/25  10,110 9,799
Bank of Montreal, 5.30%, 6/5/26  5,440 5,443
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 4,945
Bank of New York Mellon, VR, 4.414%, 7/24/26  (2) 6,645 6,480
Bank of New York Mellon, VR, 4.947%, 4/26/27  (2) 6,805 6,743
Bank of New York Mellon, VR, 5.148%, 5/22/26  (2) 4,875 4,872
Banque Federative du Credit Mutuel, 0.65%, 2/27/24  (1) 7,615 7,322
Banque Federative du Credit Mutuel, 0.998%, 2/4/25  (1) 9,745 9,013
Banque Federative du Credit Mutuel, 4.935%, 1/26/26  (1) 4,965 4,909
Barclays, VR, 1.007%, 12/10/24  (2) 7,245 7,037
Barclays, VR, 5.304%, 8/9/26  (2) 4,510 4,436
Barclays, VR, 7.325%, 11/2/26  (2) 4,915 5,100
BPCE, 5.70%, 10/22/23  (1) 22,547 22,356
CaixaBank, VR, 6.208%, 1/18/29  (1)(2) 7,445 7,418
Capital One Financial, 3.50%, 6/15/23  4,030 4,027
Capital One Financial, 3.90%, 1/29/24  4,115 4,031

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One Financial, 4.25%, 4/30/25  (3) 1,490 1,439
Capital One Financial, VR, 2.636%, 3/3/26  (2) 7,645 7,110
Capital One Financial, VR, 4.985%, 7/24/26  (2) 5,995 5,830
Citigroup, VR, 0.981%, 5/1/25  (2) 7,545 7,206
Citigroup, VR, 3.106%, 4/8/26  (2) 4,035 3,871
Citigroup, VR, 4.14%, 5/24/25  (2) 7,260 7,152
Credicorp, 2.75%, 6/17/25  (1) 2,715 2,562
Credit Suisse, 0.495%, 2/2/24  7,350 7,038
Danske Bank, 5.375%, 1/12/24  (1) 8,680 8,613
Danske Bank, VR, 1.226%, 6/22/24  (1)(2) 10,885 10,855
Danske Bank, VR, 3.773%, 3/28/25  (1)(2) 5,275 5,161
Fifth Third Bancorp, VR, 6.361%, 10/27/28  (2) 1,200 1,205
Fifth Third Bank, 2.25%, 2/1/27  540 473
Fifth Third Bank, VR, 5.852%, 10/27/25  (2) 12,450 12,169
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,156
Goldman Sachs Group, 5.70%, 11/1/24  2,915 2,922
Goldman Sachs Group, VR, 0.657%, 9/10/24  (2) 4,990 4,916
Goldman Sachs Group, VR, 0.925%, 10/21/24  (2) 4,580 4,486
Goldman Sachs Group, VR, 1.757%, 1/24/25  (2) 7,600 7,393
Goldman Sachs Group, VR, 4.482%, 8/23/28  (2) 5,960 5,786
HSBC Holdings, VR, 1.162%, 11/22/24  (2) 4,675 4,559
HSBC Holdings, VR, 1.645%, 4/18/26  (2) 12,655 11,692
Huntington Bancshares, 2.625%, 8/6/24  4,320 4,052
JPMorgan Chase, FRN, SOFR + 0.885%, 5.936%, 4/22/27  (3) 5,480 5,473
JPMorgan Chase, VR, 0.824%, 6/1/25  (2) 8,300 7,888
JPMorgan Chase, VR, 2.083%, 4/22/26  (2) 13,190 12,404
JPMorgan Chase, VR, 4.08%, 4/26/26  (2) 7,690 7,529
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,616
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25  (2) 14,410 13,600
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25  (2) 3,290 3,262
Morgan Stanley, VR, 1.164%, 10/21/25  (2) 6,525 6,091
Morgan Stanley, VR, 2.63%, 2/18/26  (2) 7,180 6,821
Morgan Stanley, VR, 3.62%, 4/17/25  (2) 4,160 4,082
Morgan Stanley, VR, 5.05%, 1/28/27  (2) 2,810 2,806
Morgan Stanley, VR, 5.52%, 1/25/24  6,450 6,445
Morgan Stanley, VR, 5.557%, 11/10/23  9,675 9,666
Morgan Stanley, VR, 6.138%, 10/16/26  (2) 6,730 6,878
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,706
NatWest Markets, 0.80%, 8/12/24  (1) 6,020 5,675
NatWest Markets, 3.479%, 3/22/25  (1) 3,600 3,473
Northern Trust, 3.95%, 10/30/25  4,035 3,908
PNC Financial Services Group, VR, 4.758%, 1/26/27  (2) 7,035 6,922
PNC Financial Services Group, VR, 5.671%, 10/28/25  (2) 9,110 9,090
Santander Holdings USA, VR, 2.49%, 1/6/28  (2) 5,540 4,847
Skandinaviska Enskilda Banken, 3.70%, 6/9/25  (1) 7,645 7,378
Societe Generale, 2.625%, 10/16/24  (1) 1,120 1,061

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Standard Chartered, VR, 0.991%, 1/12/25  (1)(2) 3,390 3,276
Standard Chartered, VR, 1.214%, 3/23/25  (1)(2) 520 498
Standard Chartered, VR, 1.822%, 11/23/25  (1)(2) 3,965 3,709
State Street, VR, 4.857%, 1/26/26  (2) 3,080 3,061
State Street, VR, 5.104%, 5/18/26  (2) 4,620 4,603
Svenska Handelsbanken, VR, 1.418%, 6/11/27  (1)(2) 3,860 3,422
Synchrony Financial, 4.25%, 8/15/24  16,585 15,723
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,457
Truist Financial, FRN, SOFR + 0.40%, 5.287%, 6/9/25  6,125 5,903
U.S. Bancorp, VR, 4.548%, 7/22/28  (2) 13,020 12,549
U.S. Bancorp, VR, 5.727%, 10/21/26  (2) 4,020 3,997
UBS Group, VR, 1.008%, 7/30/24  (1)(2) 12,535 12,416
UBS Group, VR, 1.494%, 8/10/27  (1)(2) 3,200 2,762
UBS Group, VR, 4.488%, 5/12/26  (1)(2) 2,465 2,388
UBS Group, VR, 4.49%, 8/5/25  (1)(2) 6,380 6,265
Wells Fargo, VR, 1.654%, 6/2/24  (2) 6,200 6,199
Wells Fargo, VR, 2.188%, 4/30/26  (2) 5,935 5,588
Wells Fargo, VR, 3.526%, 3/24/28  (2) 4,850 4,550
Wells Fargo, VR, 3.908%, 4/25/26  (2) 7,870 7,656
Wells Fargo, VR, 4.54%, 8/15/26  (2) 7,470 7,340
628,383
Brokerage Asset Managers Exchanges 0.6%
Charles Schwab, 2.45%, 3/3/27  (3) 15,410 13,754
Charles Schwab, 3.20%, 3/2/27  3,330 3,048
LSEGA Financing, 0.65%, 4/6/24  (1) 13,435 12,843
29,645
Finance Companies 1.7%
AerCap Ireland Capital, 1.65%, 10/29/24  15,795 14,810
AerCap Ireland Capital, 4.50%, 9/15/23  7,505 7,468
AerCap Ireland Capital, 4.875%, 1/16/24  6,790 6,688
Avolon Holdings Funding, 2.125%, 2/21/26  (1) 9,215 8,093
Avolon Holdings Funding, 2.875%, 2/15/25  (1) 7,180 6,697
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 2,230 2,161
Avolon Holdings Funding, 6.375%, 5/4/28  (1) 2,200 2,145
GATX, 3.25%, 3/30/25  6,145 5,873
GATX, 4.35%, 2/15/24  11,813 11,665
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 4,855 4,756
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 5,893 5,875
76,231
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24  (1) 7,742 7,385
7,385
Insurance 3.8%
Aetna, 2.80%, 6/15/23  4,055 4,051
American International Group, 2.50%, 6/30/25  6,440 6,086
Athene Global Funding, 1.716%, 1/7/25  (1) 12,540 11,635

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Athene Global Funding, 2.514%, 3/8/24  (1) 15,230 14,689
Brighthouse Financial Global Funding, 0.60%, 6/28/23  (1) 7,280 7,248
Brighthouse Financial Global Funding, 1.00%, 4/12/24  (1) 7,275 6,949
CNO Global Funding, 1.65%, 1/6/25  (1) 7,890 7,356
CNO Global Funding, 1.75%, 10/7/26  (1) 8,935 7,975
Corebridge Financial, 3.50%, 4/4/25  5,855 5,582
Elevance Health, 5.35%, 10/15/25  2,325 2,343
Equitable Financial Life Global Funding, 1.10%, 11/12/24  (1) 7,095 6,679
First American Financial, 4.60%, 11/15/24  2,840 2,781
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25  (1) 11,700 10,768
Humana, 0.65%, 8/3/23  4,715 4,682
Humana, 1.35%, 2/3/27  3,515 3,083
Humana, 3.85%, 10/1/24  6,064 5,932
Humana, 4.50%, 4/1/25  4,125 4,081
Humana, 5.75%, 3/1/28  2,290 2,366
Jackson Financial, 1.125%, 11/22/23  9,095 8,902
Jackson National Life Global Funding, 1.75%, 1/12/25  (1) 8,265 7,708
Marsh & McLennan, 3.75%, 3/14/26  1,255 1,223
Northwestern Mutual Global Funding, 4.35%, 9/15/27  (1) 5,950 5,888
Principal Life Global Funding II, 0.75%, 4/12/24  (1) 4,970 4,755
Principal Life Global Funding II, 0.875%, 1/12/26  (1) 5,795 5,181
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,770
UnitedHealth Group, 4.25%, 1/15/29  9,500 9,358
UnitedHealth Group, 5.15%, 10/15/25  (3) 6,730 6,810
UnitedHealth Group, 5.25%, 2/15/28  4,825 4,962
176,843
Real Estate Investment Trusts 0.6%
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,909
Kilroy Realty, 4.375%, 10/1/25  2,355 2,180
Public Storage, FRN, SOFR + 0.47%, 5.521%, 4/23/24  4,245 4,234
Realty Income, 5.05%, 1/13/26  1,780 1,769
Simon Property Group, 2.00%, 9/13/24  3,350 3,200
Simon Property Group, 3.375%, 10/1/24  6,565 6,374
WP Carey, 4.60%, 4/1/24  8,290 8,093
27,759
Total Financial Institutions 946,246
INDUSTRIAL 26.5%
Basic Industry 1.9%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,159
Celanese U.S. Holdings, 5.90%, 7/5/24  12,960 12,944
Celanese U.S. Holdings, 6.05%, 3/15/25  16,050 16,118
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,300
Ecolab, 1.65%, 2/1/27  2,900 2,622
Ecolab, 5.25%, 1/15/28  8,040 8,260
LYB International Finance III, 1.25%, 10/1/25  5,631 5,121

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nucor, 2.00%, 6/1/25  2,330 2,188
Nucor, 3.95%, 5/23/25  3,585 3,514
Nutrien, 4.90%, 3/27/28  2,955 2,929
POSCO, 4.375%, 8/4/25  7,200 7,037
POSCO, 5.625%, 1/17/26  (1) 6,020 6,058
Sherwin-Williams, 4.25%, 8/8/25  (3) 2,980 2,925
Steel Dynamics, 2.80%, 12/15/24  5,070 4,848
Westlake, 0.875%, 8/15/24  5,460 5,149
88,172
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,223
Amphenol, 2.05%, 3/1/25  6,720 6,361
Amphenol, 4.75%, 3/30/26  2,535 2,522
Carrier Global, 2.242%, 2/15/25  1,909 1,809
Otis Worldwide, 2.056%, 4/5/25  7,965 7,496
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,290
Regal Rexnord, 6.05%, 2/15/26  (1) 4,655 4,668
Republic Services, 0.875%, 11/15/25  1,566 1,420
Republic Services, 4.875%, 4/1/29  2,085 2,094
42,883
Communications 4.6%
American Tower, 2.40%, 3/15/25  4,733 4,483
American Tower, 5.00%, 2/15/24  3,384 3,367
Charter Communications Operating, 4.908%, 7/23/25  27,430 26,965
Comcast, 5.25%, 11/7/25  2,900 2,937
Cox Communications, 2.95%, 6/30/23  (1) 3,815 3,806
Cox Communications, 3.15%, 8/15/24  (1) 13,268 12,874
Cox Communications, 3.50%, 8/15/27  (1) 2,570 2,417
Crown Castle, 1.05%, 7/15/26  9,140 8,022
Crown Castle, 2.90%, 3/15/27  6,355 5,862
Crown Castle, 3.15%, 7/15/23  3,226 3,215
Crown Castle, 5.00%, 1/11/28  2,340 2,319
KT, 4.00%, 8/8/25  (1) 8,770 8,557
Meta Platforms, 4.60%, 5/15/28  4,770 4,775
NTT Finance, 0.583%, 3/1/24  (1) 4,120 3,971
NTT Finance, 4.239%, 7/25/25  (1) 1,630 1,598
Rogers Communications, 2.95%, 3/15/25  (1) 10,585 10,087
Rogers Communications, 3.20%, 3/15/27  (1) 9,100 8,458
SBA Tower Trust, 1.631%, 11/15/26  (1)(3) 4,260 3,707
SBA Tower Trust, 1.884%, 1/15/26  (1) 2,480 2,249
SBA Tower Trust, 2.836%, 1/15/25  (1) 8,585 8,149
SBA Tower Trust, 6.599%, 1/15/28  (1) 4,150 4,303
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49  (1) 2,540 2,461
T-Mobile USA, 2.625%, 4/15/26  2,755 2,571
T-Mobile USA, 3.50%, 4/15/25  7,685 7,444
Take-Two Interactive Software, 3.30%, 3/28/24  6,240 6,108

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,034
Take-Two Interactive Software, 5.00%, 3/28/26  7,055 7,044
Verizon Communications, 0.85%, 11/20/25  11,600 10,527
Verizon Communications, 1.45%, 3/20/26  9,810 8,960
Verizon Communications, 2.625%, 8/15/26  11,075 10,371
Warnermedia Holdings, 3.755%, 3/15/27  20,340 19,030
Warnermedia Holdings, 6.412%, 3/15/26  3,375 3,384
213,055
Consumer Cyclical 3.9%
7-Eleven, 0.80%, 2/10/24  (1) 4,890 4,720
Advance Auto Parts, 5.90%, 3/9/26  (3) 1,585 1,606
AutoZone, 3.625%, 4/15/25  3,600 3,490
Daimler Truck Finance North America, 1.625%, 12/13/24  (1) 7,760 7,327
Daimler Truck Finance North America, 5.15%, 1/16/26  (1) 2,165 2,164
Daimler Truck Finance North America, 5.20%, 1/17/25  (1) 2,745 2,736
General Motors Financial, 2.90%, 2/26/25  13,795 13,142
General Motors Financial, 5.40%, 4/6/26  3,685 3,672
Genuine Parts, 1.75%, 2/1/25  2,980 2,796
Hyatt Hotels, 1.30%, 10/1/23  4,775 4,702
Hyundai Capital America, 0.80%, 1/8/24  (1) 5,910 5,732
Hyundai Capital America, 0.875%, 6/14/24  (1) 5,795 5,518
Hyundai Capital America, 1.00%, 9/17/24  (1) 3,765 3,539
Hyundai Capital America, 5.50%, 3/30/26  (1) 3,270 3,271
Hyundai Capital America, 5.60%, 3/30/28  (1) 4,300 4,311
Hyundai Capital Services, 2.125%, 4/24/25  (1) 2,800 2,627
Lowe's, 3.35%, 4/1/27  2,275 2,169
Lowe's, 4.40%, 9/8/25  8,460 8,359
Lowe's, 4.80%, 4/1/26  4,745 4,726
Marriott International, 3.60%, 4/15/24  11,722 11,560
Marriott International, 3.75%, 3/15/25  1,345 1,306
Marriott International, 4.90%, 4/15/29  1,480 1,450
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,396
Mercedes-Benz Finance North America, 4.80%, 3/30/26  (1) 5,025 5,021
Mercedes-Benz Finance North America, 4.95%, 3/30/25  (1) 3,910 3,898
Nissan Motor, 3.043%, 9/15/23  (1) 15,844 15,684
Nissan Motor Acceptance, 3.875%, 9/21/23  (1) 1,530 1,516
Nordstrom, 2.30%, 4/8/24  1,280 1,216
QVC, 4.85%, 4/1/24  9,860 9,367
Ross Stores, 0.875%, 4/15/26  4,540 4,026
Ross Stores, 4.60%, 4/15/25  (3) 15,624 15,451
Starbucks, 4.75%, 2/15/26  5,815 5,801
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 5,790 5,112
Volkswagen Group of America Finance, 0.875%, 11/22/23  (1) 5,295 5,173
Volkswagen Group of America Finance, 3.95%, 6/6/25  (1) 5,185 5,047
179,631

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical 7.1%
AbbVie, 2.60%, 11/21/24  20,860 20,092
AbbVie, 2.95%, 11/21/26  14,705 13,868
AbbVie, 3.20%, 5/14/26  1,295 1,244
Amgen, 5.15%, 3/2/28  3,865 3,898
Amgen, 5.25%, 3/2/25  2,635 2,642
Astrazeneca Finance, 1.20%, 5/28/26  12,035 10,899
BAT International Finance, 1.668%, 3/25/26  7,140 6,413
BAT International Finance, 4.448%, 3/16/28  13,155 12,415
Bayer U.S. Finance II, 3.875%, 12/15/23  (1) 5,080 5,026
Becton Dickinson & Company, 3.363%, 6/6/24  6,449 6,314
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,113
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,036
Brunswick, 0.85%, 8/18/24  10,060 9,443
Cardinal Health, 3.079%, 6/15/24  5,115 4,988
Cardinal Health, 3.50%, 11/15/24  6,185 6,007
Coca-Cola Europacific Partners, 0.80%, 5/3/24  (1) 14,655 14,032
CSL Finance, 3.85%, 4/27/27  (1) 2,575 2,488
CVS Health, 2.875%, 6/1/26  (3) 3,470 3,285
CVS Health, 3.00%, 8/15/26  2,945 2,773
CVS Health, 5.00%, 2/20/26  6,970 6,974
Diageo Capital, 5.20%, 10/24/25  4,650 4,694
Hasbro, 3.00%, 11/19/24  13,727 13,224
HCA, 3.125%, 3/15/27  (1) 7,560 7,004
HCA, 5.375%, 2/1/25  4,260 4,233
Imperial Brands Finance, 3.125%, 7/26/24  (1) 13,435 12,966
Imperial Brands Finance, 4.25%, 7/21/25  (1) 3,829 3,687
JDE Peet's, 0.80%, 9/24/24  (1) 4,440 4,129
Kenvue, 5.35%, 3/22/26  (1) 3,085 3,136
Kenvue, 5.50%, 3/22/25  (1) 5,875 5,933
Mars, 4.55%, 4/20/28  (1) 9,340 9,313
Mondelez International, 2.625%, 3/17/27  5,415 5,033
Mondelez International Holdings Netherlands, 4.25%, 9/15/25  (1) 3,950 3,873
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,419
Perrigo Finance Unlimited, 3.90%, 12/15/24  25,290 24,500
Pfizer Investment Enterprises, 4.45%, 5/19/26  11,820 11,767
Pfizer Investment Enterprises, 4.45%, 5/19/28  7,090 7,074
Philip Morris International, 4.875%, 2/13/26  5,920 5,906
Philip Morris International, 5.00%, 11/17/25  3,785 3,784
Philip Morris International, 5.125%, 11/15/24  7,445 7,439
Revvity, 0.55%, 9/15/23  5,755 5,664
Revvity, 0.85%, 9/15/24  1,093 1,024
Royalty Pharma, 0.75%, 9/2/23  6,420 6,333
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  5,950 5,904
Utah Acquisition Sub, 3.95%, 6/15/26  8,884 8,447

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Viatris, 1.65%, 6/22/25  7,438 6,864
Viterra Finance, 4.90%, 4/21/27  (1) 7,230 6,931
Zoetis, 5.40%, 11/14/25  6,720 6,783
332,014
Energy 3.5%
Aker BP, 2.00%, 7/15/26  (1) 2,965 2,668
Aker BP, 3.00%, 1/15/25  (1) 9,515 9,087
Canadian Natural Resources, 2.05%, 7/15/25  11,415 10,709
Canadian Natural Resources, 3.80%, 4/15/24  1,890 1,853
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  10,955 10,955
DCP Midstream Operating, 5.375%, 7/15/25  12,541 12,416
Devon Energy, 8.25%, 8/1/23  4,205 4,213
Enbridge, 2.15%, 2/16/24  2,395 2,336
Enbridge, 2.50%, 1/15/25  9,500 9,065
Enbridge, 2.50%, 2/14/25  4,350 4,145
Enbridge, 4.00%, 10/1/23  5,580 5,552
Energy Transfer, 2.90%, 5/15/25  1,860 1,768
Energy Transfer, 4.25%, 4/1/24  455 449
Energy Transfer, 4.90%, 2/1/24  4,925 4,889
Energy Transfer, 5.875%, 1/15/24  17,363 17,299
Energy Transfer, Series 5Y, 4.20%, 9/15/23  1,819 1,809
Eni, Series X-R, 4.00%, 9/12/23  (1) 13,505 13,384
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 4,272 4,221
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 3,115 2,869
Ovintiv, 5.65%, 5/15/25  5,605 5,593
Pioneer Natural Resources, 5.10%, 3/29/26  4,380 4,382
Sabine Pass Liquefaction, 5.625%, 3/1/25  8,540 8,532
Sabine Pass Liquefaction, 5.75%, 5/15/24  7,730 7,711
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,157
TransCanada PipeLines, 6.203%, 3/9/26  11,255 11,265
Williams, 5.40%, 3/2/26  4,260 4,289
163,616
Technology 3.2%
CDW, 5.50%, 12/1/24  2,690 2,660
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,523
Fidelity National Information Services, 4.50%, 7/15/25  3,965 3,891
Fiserv, 2.75%, 7/1/24  13,355 12,950
Fiserv, 3.80%, 10/1/23  3,685 3,660
Fortinet, 1.00%, 3/15/26  5,710 5,139
Marvell Technology, 4.20%, 6/22/23  8,705 8,694
Microchip Technology, 0.972%, 2/15/24  10,345 9,982
Microchip Technology, 0.983%, 9/1/24  8,380 7,894
Microchip Technology, 2.67%, 9/1/23  7,395 7,330
Micron Technology, 5.375%, 4/15/28  6,955 6,865
Moody's, 3.75%, 3/24/25  6,475 6,282
NXP, 2.70%, 5/1/25  5,665 5,384

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NXP, 3.875%, 6/18/26  4,219 4,045
NXP, 4.40%, 6/1/27  1,040 1,013
NXP, 4.875%, 3/1/24  6,671 6,621
Oracle, 5.80%, 11/10/25  3,880 3,951
Qorvo, 1.75%, 12/15/24  (1) 3,710 3,464
Roper Technologies, 1.00%, 9/15/25  1,740 1,587
Roper Technologies, 3.65%, 9/15/23  2,210 2,199
S&P Global, 2.45%, 3/1/27  14,680 13,614
Skyworks Solutions, 0.90%, 6/1/23  (3) 2,645 2,645
Texas Instruments, 4.60%, 2/15/28  1,365 1,383
VMware, 0.60%, 8/15/23  5,675 5,616
Western Union, 2.85%, 1/10/25  14,455 13,824
Workday, 3.50%, 4/1/27  3,450 3,301
148,517
Transportation 1.4%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  3,281 3,051
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 9,971
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,197
ERAC USA Finance, 4.60%, 5/1/28  (1) 8,895 8,726
HPHT Finance, 1.50%, 9/17/26  6,650 5,899
HPHT Finance, 2.875%, 11/5/24  9,234 8,901
Penske Truck Leasing, 3.45%, 7/1/24  (1) 4,905 4,768
Penske Truck Leasing, 5.75%, 5/24/26  (1) 5,960 5,947
Triton Container International, 0.80%, 8/1/23  (1) 11,395 11,213
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  1,955 1,777
64,450
Total Industrial 1,232,338
UTILITY 3.0%
Electric 2.4%
AES, 3.30%, 7/15/25  (1) 5,425 5,142
Alexander Funding Trust, 1.841%, 11/15/23  (1) 7,760 7,558
Constellation Energy Generation, 5.60%, 3/1/28  3,910 3,990
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,020
Enel Finance International, 1.375%, 7/12/26  (1) 9,605 8,488
Enel Finance International, 2.65%, 9/10/24  (1) 12,355 11,895
Enel Finance International, 6.80%, 10/14/25  (1) 1,400 1,438
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,182
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,873
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,210
NRG Energy, 3.75%, 6/15/24  (1) 4,470 4,331
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 7,812
Vistra Operations, 3.55%, 7/15/24  (1) 30,800 29,761
Vistra Operations, 5.125%, 5/13/25  (1) 8,015 7,805
113,505

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Natural Gas 0.6%
APA Infrastructure, 4.20%, 3/23/25  (1) 16,219 15,821
NiSource, 5.25%, 3/30/28  1,560 1,568
Sempra Energy, 3.30%, 4/1/25  5,035 4,845
Southern California Gas, 2.95%, 4/15/27  5,420 5,086
27,320
Total Utility 140,825
Total Corporate Bonds
(Cost $2,402,803) 2,319,409
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.5%
Government Sponsored 0.4%
Federal Home Loan Banks, 5.00%, 2/28/25  17,215 17,325
17,325
Owned No Guarantee 2.1%
Banco del Estado de Chile, 2.704%, 1/9/25  (1) 4,585 4,410
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,582
DAE Funding, 1.55%, 8/1/24  (1) 4,225 4,000
Korea Electric Power, 5.375%, 4/6/26  (1) 12,400 12,484
Korea Housing Finance, 4.625%, 2/24/28  (1) 12,080 12,074
Korea Hydro & Nuclear Power, 1.25%, 4/27/26  (1) 12,038 10,776
Korea Hydro & Nuclear Power, 4.25%, 7/27/27  (1) 2,010 1,978
NBN, 1.45%, 5/5/26  (1)(3) 15,195 13,744
QNB Finance, 2.625%, 5/12/25  4,765 4,547
QNB Finance, 3.50%, 3/28/24  8,635 8,501
State Bank of India, 4.50%, 9/28/23  4,000 3,986
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,213
97,295
Total Foreign Government Obligations & Municipalities
(Cost $119,070) 114,620
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,572
Total Municipal Securities
(Cost $5,815) 5,572

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 12.6%
Collateralized Mortgage Obligations 6.6%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65  (1) 1,005 922
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 4,433 3,688
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 3,956 3,266
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66  (1) 1,143 946
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 3,087 2,543
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66  (1) 3,216 2,536
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51  (1) 6,725 5,836
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51  (1) 5,312 4,631
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56  (1) 2,511 2,139
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60  (1) 4,340 3,831
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50  (1) 4,406 3,655
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51  (1) 3,276 2,838
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 4,412 3,719
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 473 439

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66  (1) 2,665 2,150
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 6.338%, 1/25/30  132 132
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.988%, 10/25/30  4,310 4,295
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 5.988%, 10/25/30  266 265
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.973%, 12/25/41  (1) 7,119 7,076
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 7.073%, 3/25/42  (1) 5,532 5,559
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 6.973%, 3/25/42  (1) 3,670 3,685
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.723%, 5/25/42  (1) 6,148 6,289
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 7.931%, 6/25/42  (1) 3,688 3,763
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.523%, 7/25/42  (1) 2,682 2,712
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65  (1) 1,076 956
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 1,608 1,396
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66  (1) 1,790 1,555
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.523%, 4/25/34  (1) 2,434 2,434
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 556 509
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66  (1) 975 817

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66  (1) 824 678
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66  (1) 2,385 1,919
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66  (1) 2,284 1,818
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66  (1) 2,328 1,792
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 5.87%, 3/25/50  (1) 1,667 1,543
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51  (1) 2,822 2,465
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.863%, 5/25/47  (1) 381 371
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 462 415
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59  (1) 466 440
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 7,916 7,223
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 4,592 3,477
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.869%, 7/25/44  (1) 86 84
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52  (1) 7,595 6,643
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52  (1) 12,440 10,738
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65  (1) 4,860 4,742
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56  (1) 3,802 2,967

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67  (1) 9,990 9,663
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 5.85%, 8/25/50  (1) 726 684
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50  (1) 1,195 1,058
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56  (1) 1,891 1,670
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64  (1) 1,796 1,486
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A4, CMO, ARM
2.50%, 5/25/51  (1) 2,136 1,874
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60  (1) 923 844
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51  (1) 4,420 3,849
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51  (1) 11,161 9,653
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56  (1) 3,231 2,558
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 5.298%, 6/25/59  (1) 250 239
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 6.038%, 10/25/59  (1) 1,210 1,171
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 2,501 2,222
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 6.088%, 2/25/60  (1) 415 385
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60  (1) 2,857 2,461
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 431 370

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60  (1) 2,412 2,088
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49  (1) 689 617
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51  (1) 7,623 6,605
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66  (1) 3,130 2,534
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51  (1) 5,842 5,038
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51  (1) 10,708 9,343
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51  (1) 4,783 4,185
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48  (1) 356 334
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 933 872
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 62 60
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48  (1) 18 18
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48  (1) 28 28
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65  (1) 1,571 1,366
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62  (1) 3,633 3,278
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 2,611 2,470
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50  (1) 2,861 2,705

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 2,274 2,019
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 9,109 7,657
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 9.138%, 8/25/24  833 843
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.073%, 10/25/33  (1) 5,855 5,745
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.623%, 1/25/34  (1) 2,807 2,783
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.973%, 4/25/42  (1) 7,125 7,159
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 7.173%, 5/25/42  (1) 8,032 8,100
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.923%, 6/25/42  (1) 7,799 7,928
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 7.123%, 9/25/42  (1) 2,471 2,487
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.073%, 3/25/42  (1) 6,133 6,141
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 7.273%, 8/25/42  (1) 3,740 3,743
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 2,195 1,903
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52  (1) 2,599 2,242
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59  (1) 1,425 1,373
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60  (1) 1,208 1,132
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60  (1) 1,367 1,315

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65  (1) 1,167 1,058
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 186 181
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66  (1) 1,875 1,587
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66  (1) 1,108 940
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 2,527 2,158
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66  (1) 3,232 2,535
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63  (1) 779 699
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64  (1) 2,655 2,292
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67  (1) 8,634 7,470
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67  (1) 5,098 4,982
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65  (1) 760 670
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50  (1) 520 444
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50  (1) 8,964 7,858
309,069
Commercial Mortgage-Backed Securities 5.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 5.979%, 9/15/34  (1) 5,835 5,628
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 5.958%, 9/15/34  (1) 8,180 8,111

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  1,423 1,341
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  907 886
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 5.906%, 6/15/38  (1) 4,285 3,836
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.513%, 10/15/34  (1) 5,070 5,006
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 6.257%, 9/15/38  (1) 6,525 6,044
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 7.008%, 8/15/38  (1) 5,765 4,897
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M TSFR + 1.194%, 6.254%, 10/15/36  (1) 4,696 4,643
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 6.508%, 6/15/38  (1) 5,477 5,215
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.20%, 6/15/27  (1) 7,400 7,356
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 6.753%, 10/15/36  (1) 4,830 4,624
BX Trust
Series 2021-VIEW, Class A, ARM
1M USD LIBOR + 1.28%, 6.387%, 6/15/36  (1) 3,785 3,602
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 6.757%, 11/15/36  (1) 10,831 10,421
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class A
3.251%, 5/10/35  (1) 3,695 3,409
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30  (1) 4,134 3,762
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.62%, 2/10/47  6,420 6,150
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 6,970

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.697%, 8/10/47  (1) 2,995 2,539
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48  107 101
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29  (1) 2,419 2,165
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 6.537%, 5/15/36  (1) 8,499 8,416
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 6.707%, 5/15/36  (1) 6,205 6,126
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37  (1) 3,318 2,980
Extended Stay America Trust
Series 2021-ESH, Class A, ARM
1M USD LIBOR + 1.08%, 6.188%, 7/15/38  (1) 4,981 4,875
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36  (1) 7,180 6,798
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.207%, 12/15/36  (1) 3,785 3,734
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 6.806%, 12/15/36  (1) 4,200 4,107
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 6.708%, 5/15/26  (1) 5,705 4,995
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,006
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 6.957%, 9/15/29  (1) 3,975 3,395
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 6.878%, 10/15/33  (1) 8,240 7,204
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 7.278%, 10/15/33  (1) 6,310 5,315
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 6.923%, 8/15/38  (1) 8,414 7,664

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M TSFR + 1.114%, 6.174%, 12/15/37  (1) 2,689 2,594
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M TSFR + 1.364%, 6.424%, 12/15/37  (1) 1,883 1,807
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50  (1) 4,905 4,407
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.274%, 4/15/38  (1) 11,045 10,747
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47  3,065 2,935
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 9,590 7,616
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36  (1) 7,880 6,889
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 6.907%, 12/15/36  (1) 4,445 3,250
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 6.396%, 4/15/32  (1) 10,216 9,776
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.123%, 3/15/36  (1) 11,219 10,348
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.273%, 3/15/36  (1) 6,005 5,462
RLGH Trust
Series 2021-TROT, Class A, ARM
1M USD LIBOR + 0.80%, 5.908%, 4/15/36  (1) 5,580 5,400
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  1,306 1,260
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  8,820 8,496
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 7,393
258,701

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.4%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 10,803 10,415
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55  (1) 1,317 1,236
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 425 418
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57  (1) 238 234
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57  (1) 1,153 1,120
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57  (1) 1,143 1,081
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 795 769
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58  (1) 3,706 3,560
18,833
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $645,189) 586,603
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.5%
U.S. Government Agency Obligations 3.1%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,886 3,632
5.00%, 10/1/23 - 7/1/25  13 13
5.50%, 12/1/23 - 10/1/38  20 21
6.00%, 9/1/34 - 9/1/35  363 378
7.00%, 3/1/39  649 675
7.50%, 6/1/38  573 595
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 3.629%, 6/1/38  23 23
12M USD LIBOR + 1.625%, 3.873%, 6/1/38  119 117
12M USD LIBOR + 1.625%, 4.85%, 4/1/37  5 5
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  59 59
12M USD LIBOR + 1.733%, 4.022%, 10/1/36  120 119
12M USD LIBOR + 1.733%, 4.108%, 2/1/37  24 24

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.74%, 3.978%, 5/1/38  62 60
12M USD LIBOR + 1.775%, 4.821%, 5/1/37  29 29
12M USD LIBOR + 1.828%, 4.202%, 2/1/37  31 30
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  36 35
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  54 54
12M USD LIBOR + 1.961%, 4.461%, 2/1/33  1 1
12M USD LIBOR + 1.975%, 4.225%, 2/1/34  1 1
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  31 31
12M USD LIBOR + 2.083%, 4.582%, 2/1/38  126 125
12M USD LIBOR + 2.22%, 4.558%, 2/1/37  31 31
1Y CMT + 2.219%, 4.344%, 10/1/33  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  79 77
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  8,623 7,426
3.00%, 11/1/34 - 6/1/52  11,234 10,018
4.00%, 12/1/49 - 2/1/50  2,162 2,069
4.50%, 9/1/37 - 5/1/50  3,575 3,522
5.00%, 12/1/41  1,706 1,706
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  22 22
12M USD LIBOR + 1.557%, 3.807%, 7/1/35  26 25
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  55 54
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  9 9
12M USD LIBOR + 1.671%, 4.046%, 2/1/33  2 2
12M USD LIBOR + 1.688%, 4.092%, 7/1/34  4 4
12M USD LIBOR + 1.69%, 3.44%, 5/1/38  57 56
12M USD LIBOR + 1.715%, 3.965%, 10/1/32 - 12/1/32  36 35
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  8 7
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  12 11
12M USD LIBOR + 1.788%, 4.538%, 5/1/38  29 28
12M USD LIBOR + 1.83%, 4.08%, 8/1/38  3 3
12M USD LIBOR + 1.83%, 5.082%, 4/1/38  113 111
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  84 86
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  20 19
12M USD LIBOR + 1.922%, 5.199%, 5/1/38  94 92
1Y CMT + 2.125%, 3.875%, 7/1/33  1 1
6M USD LIBOR + 1.368%, 3.863%, 10/1/33  239 237
ECOFC + 1.25%, 4.783%, 5/1/24  — —
ECOFC + 1.254%, 3.781%, 7/1/27  1 1
Federal National Mortgage Assn., STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,580 2,135
2.50%, 1/1/52  8,250 7,064
3.00%, 9/1/28 - 6/1/52  8,953 8,325
3.50%, 12/1/45 - 1/1/52  11,997 11,126
4.00%, 1/1/47 - 9/1/52  18,046 17,075

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 5/1/41 - 8/1/52  29,642 28,923
5.00%, 9/1/23 - 8/1/52  5,891 5,911
5.50%, 11/1/23 - 5/1/40  6,265 6,444
6.00%, 1/1/24 - 2/1/49  8,111 8,508
6.50%, 7/1/32 - 12/1/32  268 279
UMBS, TBA  (4)
4.50%, 6/1/38  4,735 4,668
5.50%, 6/1/53  6,075 6,071
6.00%, 6/1/53  7,420 7,507
145,715
U.S. Government Obligations 1.4%
Government National Mortgage Assn.
2.00%, 3/20/52  551 467
3.00%, 9/20/47  7,020 6,397
3.50%, 8/20/44 - 10/20/52  14,114 13,133
4.00%, 9/20/45 - 10/20/52  5,132 4,913
4.50%, 8/20/47 - 10/20/52  9,991 9,732
5.00%, 12/20/34 - 5/20/48  6,284 6,330
5.50%, 9/15/45 - 2/20/49  2,741 2,831
6.00%, 7/15/36  1,336 1,407
Government National Mortgage Assn., TBA  (4)
5.00%, 6/20/53  6,145 6,069
5.50%, 6/20/53  7,170 7,165
6.50%, 7/20/53  5,515 5,607
64,051
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $220,738) 209,766
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 16.8%
U.S. Treasury Obligations 16.8%
U.S. Treasury Notes, 1.75%, 3/15/25  220,095 209,503
U.S. Treasury Notes, 2.75%, 5/15/25  209,545 202,866
U.S. Treasury Notes, 3.875%, 3/31/25  (5) 94,545 93,452
U.S. Treasury Notes, 3.875%, 4/30/25  55,080 54,477
U.S. Treasury Notes, 4.00%, 12/15/25  56,960 56,729
U.S. Treasury Notes, 4.25%, 5/31/25  26,620 26,545
U.S. Treasury Notes, 4.50%, 11/15/25  136,205 137,099
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $796,353) 780,671

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.11%  (6)(7) 43,159 43,159
Total Short-Term Investments
(Cost $43,159) 43,159
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.11%  (6)(7) 5,019 5,019
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 5,019
Total Securities Lending Collateral
(Cost $5,019) 5,019
Total Investments in Securities
100.7% of Net Assets
(Cost $4,881,285) $ 4,683,999
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,732,793 and represents 37.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(4) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $37,087 and represents 0.8% of net assets.
(5) At May 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 * 4,857 (72) (48) (24)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 * 13,750 (192) (137) (55)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 * 6,938 (102) (68) (34)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 * 13,815 (204) (138) (66)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 * 124,372 2,724 3,474 (750)
Total Bilateral Credit Default Swaps, Protection
Bought 3,083 (929)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 20,250 50 (14) 64
Total Bilateral Credit Default Swaps, Protection Sold (14) 64
Total Bilateral Swaps 3,069 (865)
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 972 U.S. Treasury Notes five year contracts 9/23 (106,024) $ 44
Short, 563 U.S. Treasury Notes ten year contracts 9/23 (64,446) (159)
Long, 5,062 U.S. Treasury Notes two year contracts 9/23 1,041,902 (2,129)
Short, 48 Ultra U.S. Treasury Bonds contracts 9/23 (6,570) (107)
Short, 568 Ultra U.S. Treasury Notes ten year
contracts 9/23 (68,417) (334)
Net payments (receipts) of variation margin to date 3,267
Variation margin receivable (payable) on open futures contracts $ 582

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ — $ — $ 1,438++
Totals $ —# $ — $ 1,438+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 153,759  ¤   ¤ $ 48,178
Total $ 48,178^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,438 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,178.

T. ROWE PRICE Short-Term Bond Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,881,285) $ 4,683,999
Interest receivable 26,980
Receivable for investment securities sold 16,503
Bilateral swap premiums paid 3,474
Receivable for shares sold 1,422
Variation margin receivable on futures contracts 582
Unrealized gain on bilateral swaps 64
Other assets 56
Total assets 4,733,080
Liabilities
Payable for investment securities purchased 58,361
Obligation to return securities lending collateral 5,019
Payable for shares redeemed 3,907
Investment management fees payable 1,180
Unrealized loss on bilateral swaps 929
Bilateral swap premiums received 405
Due to affiliates 51
Payable to directors 3
Other liabilities 9,868
Total liabilities 79,723
NET ASSETS $ 4,653,357

T. ROWE PRICE Short-Term Bond Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (333,761)
Paid-in capital applicable to 1,032,672,321 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 4,987,118
NET ASSETS $ 4,653,357
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,523,788; Shares outstanding: 338,341,973) $ 4.50
Advisor Class
(Net assets: $8,050; Shares outstanding: 1,784,156) $ 4.51
I Class
(Net assets: $2,971,408; Shares outstanding: 659,211,804) $ 4.51
Z Class
(Net assets: $150,111; Shares outstanding: 33,334,388) $ 4.50

T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 144,797
Dividend 1,438
Securities lending 34
Total income 146,269
Expenses
Investment management 14,546
Shareholder servicing
Investor Class $ 2,501
Advisor Class 12
I Class 776 3,289
Rule 12b-1 fees
Advisor Class 21
Prospectus and shareholder reports
Investor Class 83
Advisor Class 1
I Class 46 130
Custody and accounting 300
Registration 60
Legal and audit 35
Proxy and annual meeting 23
Directors 14
Miscellaneous 34
Waived / paid by Price Associates (509)
Total expenses 17,943
Net investment income 128,326

T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (49,856)
Futures (28,914)
Swaps 273
Net realized loss (78,497)
Change in net unrealized gain / loss
Securities (39,529)
Futures (1,800)
Swaps (1,239)
Change in net unrealized gain / loss (42,568)
Net realized and unrealized gain / loss (121,065)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 7,261

T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 128,326 $ 71,415
Net realized loss (78,497) (31,114)
Change in net unrealized gain / loss (42,568) (236,844)
Increase (decrease) in net assets from operations 7,261 (196,543)
Distributions to shareholders
Net earnings
Investor Class (41,361) (34,200)
Advisor Class (190) (195)
I Class (81,683) (33,639)
Z Class (4,904) (3,571)
Decrease in net assets from distributions (128,138) (71,605)
Capital share transactions
*
Shares sold
Investor Class 277,677 631,575
Advisor Class 2,405 18,976
I Class 900,781 2,121,221
Z Class 2,091 8,753
Distributions reinvested
Investor Class 33,719 26,293
Advisor Class 181 191
I Class 72,329 29,019
Z Class 4,904 3,570
Shares redeemed
Investor Class (600,705) (2,263,413)
Advisor Class (4,005) (31,088)
I Class (1,112,049) (1,065,179)
Z Class (53,153) (45,131)
Decrease in net assets from capital share
transactions (475,825) (565,213)

T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Decrease during period (596,702) (833,361)
Beginning of period 5,250,059 6,083,420
End of period $ 4,653,357 $ 5,250,059
*Share information (000s)
Shares sold
Investor Class 61,517 132,368
Advisor Class 531 4,050
I Class 199,592 446,148
Z Class 462 1,837
Distributions reinvested
Investor Class 7,480 5,527
Advisor Class 40 40
I Class 16,032 6,132
Z Class 1,088 752
Shares redeemed
Investor Class (133,141) (476,759)
Advisor Class (888) (6,663)
I Class (246,229) (222,472)
Z Class (11,819) (9,415)
Decrease in shares outstanding (105,335) (118,455)

T. ROWE PRICE Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Short-Term Bond Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the Short-Term
Bond Fund (Investor Class), the Short-Term Bond Fund–Advisor Class (Advisor Class),
the Short-Term Bond Fund–I Class (I Class) and the Short-Term Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Short-Term Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-

T. ROWE PRICE Short-Term Bond Fund

06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of

T. ROWE PRICE Short-Term Bond Fund

judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,635,821 $ — $ 4,635,821
Short-Term Investments 43,159 — — 43,159
Securities Lending Collateral 5,019 — — 5,019
Total Securities 48,178 4,635,821 — 4,683,999
Swaps — 2,774 — 2,774
Futures Contracts* 44 — — 44
Total $ 48,222 $ 4,638,595 $ — $ 4,686,817
Liabilities
Swaps $ — $ 570 $ — $ 570
Futures Contracts* 2,729 — — 2,729
Total $ 2,729 $ 570 $ — $ 3,299
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 44
Credit derivatives Bilateral Swaps and Premiums 2,774
*
Total $ 2,818
*
Liabilities
Interest rate derivatives Futures $ 2,729
Credit derivatives Bilateral Swaps and Premiums 570
Total $ 3,299
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (28,914) $ — $ (28,914)
Credit derivatives — 273 273
Total $ (28,914) $ 273 $ (28,641)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (1,800) $ — $ (1,800)
Credit derivatives — (1,239) (1,239)
Total $ (1,800) $ (1,239) $ (3,039)

T. ROWE PRICE Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Short-Term Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of May 31, 2023, securities valued at $725,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $2,856,000 cash. As of May 31, 2023, securities valued at $6,657,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 20% and 27% of net assets.

T. ROWE PRICE Short-Term Bond Fund

Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $20,250,000
(0.4% of net assets), which reflects the maximum potential amount the fund could be

T. ROWE PRICE Short-Term Bond Fund

required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE Short-Term Bond Fund

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2023, securities valued at $354,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2023.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.

T. ROWE PRICE Short-Term Bond Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $4,869,000;
the value of cash collateral and related investments was $5,019,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $995,675,000 and $1,425,790,000, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. government securities aggregated
$1,463,036,000 and $1,435,936,000, respectively, for the year ended May 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Short-Term Bond Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 128,138 $ 71,605
($000s)
Cost of investments $ 4,881,285
Unrealized appreciation $ 3,556
Unrealized depreciation (200,842)
Net unrealized appreciation (depreciation) $ (197,286)
($000s)
Overdistributed ordinary income $ (6,785)
Net unrealized appreciation (depreciation) (197,286)
Loss carryforwards and deferrals (129,690)
Total distributable earnings (loss) $ (333,761)

T. ROWE PRICE Short-Term Bond Fund

of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place

T. ROWE PRICE Short-Term Bond Fund

indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
At May 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2023, expenses incurred pursuant to these service agreements were $110,000 for
Price Associates; $1,319,000 for T. Rowe Price Services, Inc.; and $82,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2023, the fund was charged $499,000 for shareholder servicing costs related to the college savings plans, of which $322,000 was for services provided by Price. All amounts due to and
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 09/30/24 N/A
(Waived)/repaid during the period ($000s) $— $(509)

T. ROWE PRICE Short-Term Bond Fund

due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At May 31, 2023, no shares of the Investor Class were held by college savings plans and approximately 34% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At May 31, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
51,825,393 shares of the Investor Class, representing 15% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE Short-Term Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc. and
Shareholders of T. Rowe Price Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short-Term Bond Fund (one of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the
"Fund") as of May 31, 2023, the related statement of operations for the year ended May
31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31,
2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $126,285,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Short-Term Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Short-Term Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Short-Term Bond Fund

average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Short-Term Bond Fund

(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Advisor Class Expense Group) and
second quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor
Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Short-Term Bond Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Short-Term Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Short-Term Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Short-Term Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Short Term-Bond Fund Principal Occupation(s)
Austin Applegate (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason T. Collins, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ramon Roberto de Castro (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Levent Demirekler, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Short-Term Bond Fund

Name (Year of Birth)
Position Held With Short Term-Bond Fund Principal Occupation(s)
Alan S. Dupski, CPA (1982)
Principal Financial Officer,
Vice President, and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Steven M. Kohlenstein, CFA (1987)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew Lawton, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl A. Mickel, CFA (1967)
President
Director and Vice President, T. Rowe Price Trust
Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alexander S. Obaza (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael F. Reinartz, CFA (1973)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Short-Term Bond Fund

Name (Year of Birth)
Position Held With Short Term-Bond Fund Principal Occupation(s)
Michael K. Sewell (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Siby Thomas (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916629 F55-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,192	$30,268
Audit-Related Fees	-	-
Tax Fees	-	2,074
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023